Share warrant obligations	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share warrant obligations
Share warrant obligations

22.Share warrant obligations

Upon completion of the Transaction on August 26, 2021, each outstanding warrant to purchase Kismet’s ordinary shares was converted into a warrant to acquire one ordinary share of the Company, at a price of US$ 11.50 per share. A total of 20,250,000 Kismet warrants were converted into 20,249,993 warrants of the Company, 13,499,993 of which are public and 6,750,000 of which are private.

The fair value of Private and Public Warrants is determined using Level 3 inputs within the fair value hierarchy and is measured using Monte-Carlo simulation method along with Deferred Exchange Shares because of their potential dilution effect. The fair value of Public Warrants as at December 31, 2021 is determined using quoted market prices as they were traded in an active market.

Key assumptions of the model:

	December 31, 2021	June 30, 2022
Risk free rate	forward USD overnight index swap (OIS) rates (curve 42)	forward USD overnight index swap (OIS) rates (curve 42)
Volatility	forward implied volatility rates based on volatilities of publicly traded peers	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price[1]	8.06	5.03
Expected warrant life (years)	4.7	4.1
[1]	Starting share price was the market price taken from Bloomberg for valuation as at December 31, 2021. As at June 30, 2022 is based on the methods disclosed above.

Key input parameter of the model is starting share price. As the trading of the Company’s shares was halted, the following approach was used to estimate the starting share price:

●	Method 1. Last quoted Company’s share price adjusted for the impact of expected loss from decrease in bookings in certain FSU countries (Russia, Ukraine, and Belarus) and non-recurring costs. The following adjustments were applied to the last traded quoted share price from Nasdaq of US$ 6.38 as at February 28, 2022:
●	Estimated effect of losses to be incurred as a result of changed operating environment, which is incorporated as a 11.9% downward adjustment to share price;
●	Change from February 28, 2022 to the reporting date of the average beta of publicly traded peers, resulted to a further downward adjustment to share price by 9.8%.

Based on the above adjustments to the last quoted share price, estimated starting share price per Method 1 is US$ 5.00.

●	Method 2. Multiples of the Enterprise value (EV) to Bookings and EV to EBITDA based on valuation of our publicly traded peers.
●	Implied multiples were calculated using the last quoted share price to estimate a discount to average multiples of peer group (31% for EV/Bookings and 37% for EV/EBITDA);
●	Average EV/Bookings and EV/EBITDA multiples of peer group were calculated as at the reporting date;
●	Discounts from the multiples calculated in the first step were applied to estimate our multiples as at the reporting date.

Method 2 provided the range of the starting share price from US$ 4.57 based on EV/Bookings multiple to US$ 5.53 based on EV/EBITDA multiple.

An average of prices determined by Method 1 and Method 2 was used as a starting share price for the warrants model.

The Company has recognized the following warrant obligations:

	Public Warrants	Private Warrants	Total
Balance at December 31, 2021	10,372	11,657	22,029
Fair value adjustment	(598)	(4,166)	(4,764)
Balance at June 30, 2022	9,774	7,491	17,265

24.   Share warrant obligations

Upon completion of the Transaction on August 26, 2021, each outstanding warrant to purchase Kismet’s ordinary shares was converted into a warrant to acquire one ordinary share of the Company, at a price of US$11.50 per share. A total of 20,250,000 Kismet warrants were converted into 20,250,000 warrants of the Company, 13,500,000 of which are public and 6,750,000 of which are private.

As disclosed in Note 4, the fair value of Public Warrants, which are traded in active market is measured based on the quoted market prices.

	August 27,	December 31,
	2021	2021
Warrant price (US$)(2)	0.93	0.77
(2)	Volume-weighted average price as at August 27, 2021, source: Bloomberg. The fair value of the warrant determined using Monte-Carlo simulation as at December 31, 2021.

The fair value of Private Warrants is determined using Level 3 inputs within the fair value hierarchy and is measured using Monte-Carlo simulation method along with Deferred Exchange Shares because of their potential dilution effect.

Key assumptions of the model:

	August 27, 2021	December 31, 2021
	forward USD overnight index swap (OIS) rates (curve 42)	forward USD overnight index swap (OIS) rates (curve 42)
Risk free rate Volatility	forward implied volatility rates based on volatilities of publicly traded peers	forward implied volatility rates based on volatilities of publicly traded peers
Starting share price	10.67	8.06
Expected warrant life (years)	5.0	4.7

The Company has recognized the following warrant obligations:

		Private
	Public Warrants	Warrants	Total
Balance at August 27, 2021	12,606	19,503	32,109
Fair value adjustment	(2,234)	(7,846)	(10,080)
Balance at December 31, 2021	10,372	11,657	22,029

The change in fair value of share warrant obligation is disclosed as a part of Net finance income in the statement of profit or loss and other comprehensive income.